Derivative Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Derivative Financial Instruments [Abstract]
Schedule of Derivative Financial Instruments

Derivative financial instruments and changes thereto recorded in the three months ended March 31, 2026 and 2025 include the following:

	Three Months Ended March 31,
	2026	2025

Balance, beginning of period	$23,846	$—
Inception of derivative financial instruments	48,519	62,017
Change in fair value of derivative financial instruments	(32,169)	(45,038)
Conversion or extinguishment of derivative financial instruments	—	—

Balance, end of period	$40,196	$16,979

Derivative financial instruments and changes thereto recorded in the years ended December 31, 2025 and 2024 include the following:

	Year Ended December 31,
	2025	2024

Balance, beginning of period	$–	$–
Inception of derivative financial instruments	90,350	–
Change in fair value of derivative financial instruments	(8,644)	–
Conversion or extinguishment of derivative financial instruments	(57,860)	–

Balance, end of period	$23,846	$–

Schedule of Fair Market Value of Derivative Financial Instruments

Fair market value of the derivative financial instruments is measured using the following range of assumptions:

	Three Months Ended March 31,
	2026	2025

Pricing model utilized	Binomial Lattice	Binomial Lattice
Risk free rate range	3.70% to 3.72%	4.15% to 4.18%
Expected life range (in years)	0.16 to 0.63	0.83 to 0.85
Volatility range	147.11% to 217.25%	164.80% to 165.62%
Dividend yield	0.00%	0.00%

Fair market value of the derivative financial instruments is measured using the following range of assumptions:

	Year Ended December 31,
	2025	2024

Pricing model utilized	Binomial Lattice	–
Risk free rate range	3.59% to 4.29%	–
Expected life range (in years)	0.13 to 0.87	–
Volatility range	164.80% to 297.56%	–
Dividend yield	0.00%	–